Annual Total Returns[BarChart] - Brandes Emerging Markets Value Fund - I	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(18.68%)	18.98%	5.04%	(8.68%)	(20.34%)	25.74%	25.99%	(15.57%)	18.59%	(6.18%)